Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Taxes
Income before income taxes
($ in millions)

For the year ended December 31:	2015	2014	2013
Income from continuing operations before income taxes
U.S. operations	$5,915	$7,509	$7,577
Non-U.S. operations	10,030	12,477	12,667
Total income from continuing operations before income taxes	$15,945	$19,986	$20,244

Provision for income taxes by geographic operations
The income from continuing operations provision for income taxes by geographic operations is as follows:

($ in millions)

For the year ended December 31:	2015	2014	2013
U.S. operations	$849	$2,093	$1,315
Non-U.S. operations	1,732	2,141	2,048
Total continuing operations provision for income taxes	$2,581	$4,234	$3,363

Components of the provision for income taxes by taxing jurisdiction
The components of the income from continuing operations provision for income taxes by taxing jurisdiction are as follows:

($ in millions)

For the year ended December 31:	2015	2014	2013
U.S. federal
Current	$(321)	$1,134	$1,694
Deferred	553	105	(708)
	232	1,239	986
U.S. state and local
Current	128	541	277
Deferred	116	(105)	(330)
	244	436	(53)
Non-U.S.
Current	2,101	2,825	3,067
Deferred	4	(266)	(637)
	2,105	2,559	2,430
Total continuing operations provision for income taxes	2,581	4,234	3,363
Discontinued operations provision for income taxes	(117)	(1,617)	(322)
Provision for social security, real estate, personal property
and other taxes	3,497	4,068	4,198
Total taxes included in net income	$5,961	$6,685	$7,238

Effective income tax rate reconciliation
A reconciliation of the statutory U.S. federal tax rate to the company’s effective tax rate from continuing operations is as follows:

For the year ended December 31:	2015	2014	2013
Statutory rate	35%	35%	35%
Foreign tax differential	(17)	(14)	(13)
State and local	1	1	0
Domestic incentives	(2)	(2)	(3)
Other	(1)	1	(2)
Effective rate	16%	21%	17%

Components of deferred tax assets/liabilities
Deferred Tax Assets

($ in millions)

At December 31:	2015	2014
Retirement benefits	$4,621	$4,795
Share-based and other compensation	963	1,328
Domestic tax loss/credit carryforwards	1,066	858
Deferred income	762	957
Foreign tax loss/credit carryforwards	825	686
Bad debt, inventory and warranty reserves	528	529
Depreciation	329	329
Accruals	904	1,176
Other	931	1,306
Gross deferred tax assets	10,929	11,964
Less: valuation allowance	740	646
Net deferred tax assets	$10,189	$11,318

Deferred Tax Liabilities

($ in millions)

At December 31:	2015	2014
Depreciation	$919	$487
Retirement benefits	252	205
Goodwill and intangible assets	1,407	1,263
Leases	916	912
Software development costs	554	421
Deferred transition costs	395	374
Other	1,177	1,111
Gross deferred tax liabilities	$5,620	$4,773

Reconciliation of the beginning and ending amount of unrecognized tax benefits
($ in millions)
	2015	2014	2013
Balance at January 1	$5,104	$4,458	$5,672
Additions based on tax positions related to the current year	464	697	829
Additions for tax positions of prior years	569	586	417
Reductions for tax positions of prior years (including
impacts due to a lapse in statute)	(1,348)	(579)	(2,201)
Settlements	(215)	(58)	(259)
Balance at December 31	$4,574	$5,104	$4,458